Consolidated Schedule of Investments
January 31, 2021
(Unaudited)
Shares		Value
Common Stocks & Other Equity Interests–100.37%
Australia–23.14%
Alkane Resources Ltd.(a)	9,180,000	$5,469,299
Auteco Minerals Ltd.(a)	15,500,000	1,454,591
Bellevue Gold Ltd.(a)	22,433,252	17,026,525
Chalice Mining Ltd(a)	12,081,692	35,990,279
De Grey Mining Ltd.(a)	57,967,305	42,080,734
E2 Metals Ltd.(a)	3,700,000	1,586,801
Evolution Mining Ltd.	23,568,806	83,270,815
Gold Road Resources Ltd.(a)	23,373,275	21,189,591
Jervois Mining Ltd.(a)	100,000	38,839
Legend Mining Ltd.(a)	47,640,095	4,338,928
Musgrave Minerals Ltd.(a)	23,270,000	6,280,989
Newcrest Mining Ltd.	1,174,968	22,210,767
Nickel Mines Ltd.	22,271,112	21,458,084
Northern Star Resources Ltd.	8,903,380	85,831,590
OceanaGold Corp.(a)	10,800,300	19,003,460
Pantoro Ltd.(a)	23,958,979	4,294,343
Perseus Mining Ltd.(a)	8,900,000	7,860,742
Ramelius Resources Ltd.	24,498,612	27,744,069
Red 5 Ltd.(a)	32,220,000	5,218,865
Rox Resources Ltd.(a)	8,800,000	220,842
Saracen Mineral Holdings Ltd.(a)	9,050,000	33,509,876
Silver Lake Resources Ltd.(a)	17,801,900	21,361,703
SolGold PLC(a)	19,400,000	7,666,122
Westgold Resources Ltd.(a)	20,284,853	35,925,174
		511,033,028
Brazil–1.58%
Wheaton Precious Metals Corp.	849,035	34,869,867
Canada–51.51%
Abaxx Technologies, Inc.(a)	9,109	22,590
Adventus Mining Corp.(a)	4,701,058	3,492,477
Agnico Eagle Mines Ltd.	1,338,095	93,465,936
Alamos Gold, Inc., Class A(b)	2,951,108	23,608,864
Americas Gold & Silver Corp.(a)	3,739,400	10,147,189
Anaconda Mining, Inc.(a)	220,000	98,065
Artemis Gold, Inc.(a)	3,480,191	16,574,282
Ascot Resources Ltd.(a)	4,974,053	4,628,835
B2Gold Corp.(b)	9,382,000	46,440,900
Barrick Gold Corp.(b)	3,743,499	83,742,074
Battle North Gold Corp.(a)	2,940,956	4,000,010
Calibre Mining Corp., Class C(a)	4,992,717	6,754,565
Centerra Gold, Inc.	5,000	51,808
Dundee Precious Metals, Inc.	2,550,000	16,212,317
Equinox Gold Corp.(a)	3,377,278	32,320,550
Fiore Gold Ltd.(a)	2,607,482	2,385,731
Franco-Nevada Corp.	65,000	7,756,450
Freegold Ventures Ltd.(a)	2,100,000	936,070
Fury Gold Mines Ltd.(a)	2,615,933	3,766,944
Galway Metals, Inc.(a)	3,676,825	3,392,886
Gran Colombia Gold Corp.	930,000	4,560,000
Great Bear Resources Ltd.(a)	1,202,848	14,062,622
GT Gold Corp.(a)	6,272,188	11,134,207
IAMGOLD Corp.(a)	5,539,000	18,721,820
Shares		Value
Canada–(continued)
Integra Resources Corp.(a)	424,579	$1,387,871
Ivanhoe Mines Ltd.(a)	23,172,915	110,722,589
K92 Mining, Inc.(a)	9,153,030	61,413,879
Karora Resources, Inc.(a)	5,567,777	14,411,998
Karora Resources, Inc., Wts., expiring 09/21/2021(a)	2,500,000	645,161
Kinross Gold Corp.	4,915,925	34,313,156
Kirkland Lake Gold Ltd.	2,214,233	85,088,883
Liberty Gold Corp.(a)	12,108,000	14,392,305
Lion One Metals Ltd.(a)	7,535,842	8,898,629
Lion One Metals Ltd., Wts., expiring 08/18/2021(a)	109,710	10,656
Lion One Metals Ltd., Wts., expiring 08/21/2021(a)	715,515	167,863
Lundin Gold, Inc.(a)	4,328,815	34,630,520
MAG Silver Corp.(a)	522	10,263
Marathon Gold Corp.(a)	1,720,000	3,793,079
Maverix Metals, Inc.	1,458,100	7,502,872
McEwen Mining, Inc.(a)	2,400,000	2,904,000
Midas Gold Corp.(a)	265,100	2,010,925
Minera Alamos, Inc.(a)	9,158,743	4,297,357
Montage Gold Corp.(a)	1,289,457	988,206
New Found Gold Corp.(a)	60,000	163,754
Nomad Royalty Co. Ltd.	365,529	305,858
Novagold Resources, Inc.(a)	280,000	2,553,600
Novo Resources Corp.(a)	1,080,000	1,908,739
Orla Mining Ltd.(a)	170,000	733,842
Osino Resources Corp.(a)(c)(d)	7,911,551	7,671,807
Osino Resources Corp.(a)(d)	160,000	60,359
Osino Resources Corp.(a)(d)	1,000,000	102,209
Osisko Gold Royalties Ltd.	1,985,339	22,235,797
Pan American Silver Corp.	727,000	23,598,420
Pan American Silver Corp., Rts., expiring 02/22/2029(a)	2,300,100	1,771,077
Pretium Resources, Inc.(a)	1,210,000	13,058,064
Pure Gold Mining, Inc.(a)	13,954,712	23,680,723
Roxgold, Inc.(a)	13,677,093	14,866,987
Rupert Resources Ltd.(a)	2,405,423	8,276,724
Sandstorm Gold Ltd.(a)(b)	3,879,055	25,058,695
Sierra Metals, Inc.(a)	1,096,703	3,430,547
SilverCrest Metals, Inc.(a)	2,540,000	25,603,597
Skeena Resources Ltd.(a)	5,407,344	13,150,999
Solaris Resources, Inc.(a)	450,000	2,111,437
Sombrero Resources, Inc.(a)(e)	3,028,200	1,438,395
SSR Mining, Inc.(a)	1,520,333	26,750,259
Teranga Gold Corp.(a)	2,280,000	22,554,839
Tier One Metal, Inc.(a)(e)	3,028,200	1,438,395
Torex Gold Resources, Inc.(a)	2,490,000	32,791,085
Tudor Gold Corp.(a)	1,449,068	2,832,978
Victoria Gold Corp.(a)	585,000	5,443,988
Wallbridge Mining Co. Ltd.(a)	18,014,800	9,579,718
Wesdome Gold Mines Ltd.(a)	6,395,800	48,815,647
		1,137,855,943

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Shares		Value
China–0.95%
Zhaojin Mining Industry Co. Ltd., H Shares	19,370,000	$20,968,887
Ivory Coast–1.46%
Endeavour Mining Corp.	1,515,822	32,195,289
Mongolia–0.31%
Turquoise Hill Resources Ltd.(a)	625,343	6,878,773
Russia–0.11%
Polymetal International PLC	110,000	2,382,123
South Africa–8.41%
Gold Fields Ltd., ADR	10,269,741	95,816,684
Harmony Gold Mining Co. Ltd., ADR(a)	5,640,000	25,098,000
Sibanye Stillwater Ltd., ADR	4,364,891	64,905,929
		185,820,613
Tanzania–5.23%
AngloGold Ashanti Ltd., ADR	4,928,100	115,613,226
Turkey–1.21%
Eldorado Gold Corp.(a)	2,381,502	26,696,637
United Kingdom–0.02%
Greatland Gold PLC(a)	1,000,000	335,799
Shares		Value
United States–6.44%
Argonaut Gold, Inc.(a)	1,350,769	$2,450,662
Gatos Silver, Inc.(a)	70,000	924,700
Newmont Corp.(b)	1,892,614	112,799,794
Royal Gold, Inc.	245,000	26,185,600
		142,360,756
Total Common Stocks & Other Equity Interests (Cost $1,450,824,423)		2,217,010,941
Money Market Funds–0.05%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(c)(f)	373,699	373,699
Invesco Liquid Assets Portfolio, Institutional Class, 0.05%(c)(f)	266,714	266,821
Invesco Treasury Portfolio, Institutional Class, 0.01%(c)(f)	427,084	427,084
Total Money Market Funds (Cost $1,067,604)		1,067,604
TOTAL INVESTMENTS IN SECURITIES—100.42% (Cost $1,451,892,027)		2,218,078,545
OTHER ASSETS LESS LIABILITIES–(0.42)%		(9,216,329)
NET ASSETS–100.00%		$2,208,862,216
Investment Abbreviations:
ADR	– American Depositary Receipt
Rts.	– Rights
Wts.	– Warrants
Notes to Consolidated Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of the value pledged and/or designated as collateral to cover margin requirements for open options contracts.
(c)	Affiliated issuer. The issuer is affiliated by having an investment adviser that is under common control of Invesco Ltd. and/or the Investment Company Act of 1940, as amended (the “1940 Act”), defines “affiliated person” to include an issuer of which a fund holds 5% or more of the outstanding voting securities. The Fund has not owned enough of the outstanding voting securities of the issuer to have control (as defined in the 1940 Act) of that issuer. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended January 31, 2021.

	Value April 30, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain (Loss)	Value January 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$70,542,372	$184,807,602	$(254,976,275)	$-	$-	$373,699	$9,496
Invesco Liquid Assets Portfolio, Institutional Class	-	127,005,280	(126,733,806)	-	(4,653)	266,821	12,010
Invesco Treasury Portfolio, Institutional Class	-	203,983,278	(203,556,194)	-	-	427,084	4,567
Investments in Other Affiliates:
Dacian Gold Ltd.*	6,615,445	-	(7,132,013)	13,810,156	(13,293,588)	-	-
Osino Resources Corp.	2,935,968	2,594,997	-	2,140,842	-	7,671,807	-
Total	$80,093,785	$518,391,157	$(592,398,288)	$15,950,998	$(13,298,241)	$8,739,411	$26,073

*	At January 31, 2021, this security was no longer an affiliate of the Fund.

(d)	The Fund holds securities which have been issued by the same entity and that trade on separate exchanges.
(e)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(f)	The rate shown is the 7-day SEC standardized yield as of January 31, 2021.

See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Agnico Eagle Mines Ltd.	Call	05/21/2021	3,000		$ 100.00	$ (323,433)		30,000,000	(270,000)	53,433
Alamos Gold, Inc.	Call	06/18/2021	5,000		12.50	(200,943)		6,250,000	(137,500)	63,443
AngloGold Ashanti Ltd.	Call	04/16/2021	4,000		30.00	(284,951)		12,000,000	(270,000)	14,951
AngloGold Ashanti Ltd.	Call	07/16/2021	5,000		30.00	(628,807)		15,000,000	(712,500)	(83,693)
B2Gold Corp.	Call	07/16/2021	5,000		7.50	(204,427)		3,750,000	(125,000)	79,427
Barrick Gold Corp.	Call	03/19/2021	1,000		34.00	(115,962)		3,400,000	(11,500)	104,462
Dundee Precious Metals, Inc.	Call	04/16/2021	2,000	CAD	10.00	(60,108)	CAD	2,000,000	(35,191)	24,917
Eldorado Gold Corp.	Call	07/16/2021	11,000		14.00	(1,113,362)		15,400,000	(1,127,500)	(14,138)
Endeavour Mining Corp.	Call	04/16/2021	5,000	CAD	40.00	(366,914)	CAD	20,000,000	(107,527)	259,387
Equinox Gold Corp.	Call	07/16/2021	4,000		17.50	(143,114)		7,000,000	(90,000)	53,114
Franco-Nevada Corp.	Call	04/16/2021	500		165.00	(115,980)		8,250,000	(23,750)	92,230
Gold Fields Ltd.	Call	07/16/2021	5,000		12.00	(386,584)		6,000,000	(425,000)	(38,416)
Harmony Gold Mining Co. Ltd.	Call	02/19/2021	2,000		6.00	(58,927)		1,200,000	(15,000)	43,927
Harmony Gold Mining Co. Ltd.	Call	08/20/2021	5,000		8.00	(249,166)		4,000,000	(162,500)	86,666
IAMGOLD Corp.	Call	06/18/2021	6,000		4.00	(275,780)		2,400,000	(240,000)	35,780
Kinross Gold Corp.	Call	05/21/2021	6,000		10.00	(245,780)		6,000,000	(147,000)	98,780
Kirkland Lake Gold Ltd.	Call	04/16/2021	1,000	CAD	72.00	(76,760)	CAD	7,200,000	(29,325)	47,435
Kirkland Lake Gold Ltd.	Call	04/16/2021	2,000	CAD	68.00	(156,170)	CAD	13,600,000	(78,201)	77,969
Lundin Gold, Inc.	Call	07/16/2021	3,000	CAD	16.00	(77,247)	CAD	4,800,000	(46,921)	30,326
Newcrest Mining Ltd.	Call	02/18/2021	1,000	AUD	28.00	(44,519)	AUD	2,800,000	(8,025)	36,494
Newcrest Mining Ltd.	Call	03/18/2021	3,500	AUD	27.00	(319,743)	AUD	9,450,000	(136,419)	183,324
Newmont Corp.	Call	02/19/2021	1,000		70.00	(122,961)		7,000,000	(36,000)	86,961
Newmont Corp.	Call	03/19/2021	1,000		85.00	(134,961)		8,500,000	(17,000)	117,961
Newmont Corp.	Call	06/18/2021	2,000		80.00	(248,923)		16,000,000	(212,000)	36,923
Osisko Gold Royalties Ltd.	Call	04/16/2021	2,000		15.00	(121,926)		3,000,000	(60,000)	61,926
Pan American Silver Corp.	Call	04/16/2021	4,000		41.00	(663,842)		16,400,000	(724,000)	(60,158)
Pan American Silver Corp.	Call	04/16/2021	2,000		50.00	(286,138)		10,000,000	(171,000)	115,138
Pretium Resources, Inc.	Call	04/16/2021	3,000	CAD	16.00	(198,811)	CAD	4,800,000	(129,032)	69,779
Royal Gold, Inc.	Call	04/16/2021	2,000		140.00	(425,919)		28,000,000	(230,000)	195,919
Sibanye Stillwater Ltd.	Call	04/16/2021	5,000		17.50	(537,282)		8,750,000	(587,500)	(50,218)
Sibanye Stillwater Ltd.	Call	07/16/2021	18,000		20.00	(2,507,785)		36,000,000	(2,250,000)	257,785
SilverCrest Metals, Inc.	Call	04/16/2021	3,089	CAD	16.00	(209,206)	CAD	4,942,400	(211,369)	(2,163)
SilverCrest Metals, Inc.	Call	04/16/2021	2,000	CAD	18.00	(158,016)	CAD	3,600,000	(97,752)	60,264
SSR Mining, Inc.	Call	06/18/2021	3,000		21.00	(484,567)		6,300,000	(502,500)	(17,933)
Torex Gold Resources, Inc.	Call	04/16/2021	2,000	CAD	23.00	(158,221)	CAD	4,600,000	(35,191)	123,030
Turquoise Hill Resources Ltd.	Call	06/18/2021	6,000		17.00	(766,308)		10,200,000	(540,000)	226,308
Victoria Gold Corp.	Call	04/16/2021	2,000	CAD	15.00	(99,652)	CAD	3,000,000	(78,201)	21,451
Wesdome Gold Mines Ltd.	Call	07/16/2021	2,000	CAD	12.00	(60,107)	CAD	2,400,000	(82,111)	(22,004)
Wheaton Precious Metals Corp.	Call	06/18/2021	5,000		55.00	(798,433)		27,500,000	(790,000)	8,433
Subtotal – Equity Call Options Written							(13,431,735)			(10,952,515)	2,479,220
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Open Exchange-Traded Equity Options Written—(continued)
Description	Type of Contract	Expiration Date	Number of Contracts	Exercise Price		Premiums Received	Notional Value*		Value	Unrealized Appreciation (Depreciation)
Equity Risk
Agnico Eagle Mines Ltd.	Put	05/21/2021	2,000		$55.00	$(299,171)		11,000,000	(310,000)	(10,829)
Alamos Gold, Inc.	Put	06/18/2021	3,000		7.50	(205,468)		2,250,000	(270,000)	(64,532)
AngloGold Ashanti Ltd.	Put	04/16/2021	1,000		20.00	(101,962)		2,000,000	(97,500)	4,462
AngloGold Ashanti Ltd.	Put	07/16/2021	1,000		20.00	(176,960)		2,000,000	(172,500)	4,460
B2Gold Corp.	Put	07/16/2021	3,000		5.00	(179,109)		1,500,000	(255,000)	(75,891)
Barrick Gold Corp.	Put	03/19/2021	2,000		25.00	(273,922)		5,000,000	(680,000)	(406,078)
Centerra Gold, Inc.	Put	07/16/2021	2,000	CAD	13.00	(158,755)	CAD	2,600,000	(269,795)	(111,040)
Dundee Precious Metals, Inc.	Put	04/16/2021	2,000	CAD	8.00	(52,199)	CAD	1,600,000	(105,572)	(53,373)
Eldorado Gold Corp.	Put	07/16/2021	2,000		10.00	(226,058)		2,000,000	(255,000)	(28,942)
Endeavour Mining Corp.	Put	04/16/2021	2,000	CAD	25.00	(182,476)	CAD	5,000,000	(277,615)	(95,139)
Equinox Gold Corp.	Put	07/16/2021	4,000		7.50	(195,471)		3,000,000	(190,000)	5,471
First Quantum Minerals Ltd.	Put	04/16/2021	1,000	CAD	17.00	(75,760)	CAD	1,700,000	(67,253)	8,507
Franco-Nevada Corp.	Put	04/16/2021	1,500		110.00	(431,221)		16,500,000	(600,000)	(168,779)
Freeport-McMoRan, Inc.	Put	05/21/2021	2,000		25.00	(316,412)		5,000,000	(516,000)	(199,588)
Gold Fields, Ltd.	Put	04/16/2021	2,000		9.00	(187,423)		1,800,000	(190,000)	(2,577)
Harmony Gold Mining Co., Ltd.	Put	02/19/2021	2,000		4.00	(83,927)		800,000	(25,000)	58,927
IAMGOLD Corp.	Put	06/18/2021	5,000		3.00	(160,818)		1,500,000	(175,000)	(14,182)
Kinross Gold Corp.	Put	05/21/2021	5,000		7.00	(374,813)		3,500,000	(455,000)	(80,187)
Kirkland Lake Gold Ltd.	Put	04/16/2021	3,000	CAD	46.00	(483,833)	CAD	13,800,000	(563,050)	(79,217)
Lundin Gold, Inc.	Put	07/16/2021	2,000	CAD	9.00	(96,387)	CAD	1,800,000	(109,482)	(13,095)
MAG Silver Corp.	Put	02/19/2021	1,000		15.00	(172,960)		1,500,000	(27,500)	145,460
MAG Silver Corp.	Put	06/18/2021	1,000		15.00	(126,962)		1,500,000	(152,500)	(25,538)
OceanaGold Corp.	Put	04/16/2021	5,000	CAD	2.00	(144,882)	CAD	1,000,000	(76,246)	68,636
Osisko Gold Royalties, Ltd.	Put	04/16/2021	1,000		12.50	(97,962)		1,250,000	(205,000)	(107,038)
Pan American Silver Corp.	Put	04/16/2021	3,000		25.00	(363,325)		7,500,000	(391,500)	(28,175)
Piedmont Lithium Ltd.	Put	03/19/2021	1,000		30.00	(162,961)		3,000,000	(125,000)	37,961
Pretium Resources, Inc.	Put	04/16/2021	2,000	CAD	13.00	(145,603)	CAD	2,600,000	(148,582)	(2,979)
Royal Gold, Inc.	Put	04/16/2021	1,000		85.00	(210,960)		8,500,000	(137,500)	73,460
Sandstorm Gold, Ltd.	Put	06/18/2021	2,000		6.00	(112,926)		1,200,000	(145,000)	(32,074)
Sibanye Stillwater Ltd.	Put	07/16/2021	1,000		10.00	(46,963)		1,000,000	(70,000)	(23,037)
SilverCrest Metals, Inc.	Put	04/16/2021	2,000	CAD	13.00	(250,877)	CAD	2,600,000	(277,615)	(26,738)
SSR Mining, Inc.	Put	06/18/2021	3,000		16.00	(437,303)		4,800,000	(592,500)	(155,197)
Torex Gold Resources, Inc.	Put	04/16/2021	2,000	CAD	16.00	(163,617)	CAD	3,200,000	(183,773)	(20,156)
Turquoise Hill Resources, Ltd.	Put	06/18/2021	4,000		10.00	(438,847)		4,000,000	(630,000)	(191,153)
Victoria Gold Corp.	Put	04/16/2021	1,000	CAD	10.00	(30,054)	CAD	1,000,000	(52,786)	(22,732)
Wesdome Gold Mines Ltd.	Put	07/16/2021	3,000	CAD	8.00	(109,978)	CAD	2,400,000	(111,437)	(1,459)
Wheaton Precious Metals Corp.	Put	06/18/2021	3,000		35.00	(559,930)		10,500,000	(751,500)	(191,570)
Subtotal – Equity Put Options Written							(7,838,255)			(9,662,206)	(1,823,951)
Total Exchange-Traded Equity Options Written							$(21,269,990)			$(20,614,721)	$ 655,269

*	Notional Value is calculated by multiplying the Number of Contracts by the Exercise Price by the multiplier.

Abbreviations:
AUD	—Australian Dollar
CAD	—Canadian Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this consolidated schedule.
Invesco Gold & Special Minerals Fund

Notes to Quarterly Consolidated Schedule of Portfolio Holdings
January 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of January 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
Australia	$19,003,460	$492,029,568	$—	$511,033,028
Brazil	34,869,867	—	—	34,869,867
Canada	1,133,817,723	1,161,430	2,876,790	1,137,855,943
China	—	20,968,887	—	20,968,887
Ivory Coast	32,195,289	—	—	32,195,289
Mongolia	6,878,773	—	—	6,878,773
Russia	—	2,382,123	—	2,382,123
South Africa	185,820,613	—	—	185,820,613
Tanzania	115,613,226	—	—	115,613,226
Turkey	26,696,637	—	—	26,696,637
United Kingdom	—	335,799	—	335,799
United States	142,360,756	—	—	142,360,756
Money Market Funds	1,067,604	—	—	1,067,604
Total Investments in Securities	1,698,323,948	516,877,807	2,876,790	2,218,078,545
Other Investments - Liabilities*
Options Written	(20,614,721)	—	—	(20,614,721)
Total Investments	$1,677,709,227	$516,877,807	$2,876,790	$2,197,463,824

*	Options written are shown at value.
NOTE 2—Coronavirus (COVID-19) Pandemic
During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective, as stated in the most recent shareholder report. Because of the uncertainties on valuation, the global economy and business operations, values reflected in the Consolidated Schedule of Investments may materially differ from the value received upon actual sales of those investments.
The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.
Invesco Gold & Special Minerals Fund